Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
18.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

Super TV, N-S Digital TV, N-S Media Investment, Guangdong R&D, N-S Investment Holdings, Joysee, Cyber Cloud and Super Movie were registered in the PRC and are subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws.

Both Super TV and N-S Digital TV were qualified as New and High-Tech Enterprise" ("NHTE") under the Enterprise Income Tax Law effective from January 1, 2008 (the "2008 EIT law") and therefore both of them were qualified for a preferential tax rate of 15% for a three year period. In addition, since these two entities are both located in a high tech zone in Beijing, they were entitled to a three year exemption from EIT from 2004 to 2006 and a 50% further deduction of 15% tax rate from 2007 to 2009. In October 2011, Super TV and N-S Digital TV renewed for NHTE qualification and both entities were entitled to a preferential tax rate of 15% for a further three year period.

Super TV was qualified as Key Software Enterprise in 2010 under the 2008 EIT law and entitled for a preferential tax rate of 10% in 2010.

N-S Media Investment was subject to the statutory tax rate of 25% in 2009, 2010, and 2011.

N-S Investment Holdings, established in 2010, and Guangdong R&D, acquired in 2010, were subject to the statutory tax rate of 25% in 2010 and 2011.

Joysee, Cyber Cloud and Super Movie, established in 2011, were subject to the statutory tax rate of 25% in 2011.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2009	2010	2011

Income tax expenses/(benefits)
Current	$1,661	$10,714	$10,344
Deferred	(400)	(464)	(582)

Total	$1,261	$10,250	$9,762

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2010	2011

Current
Write-down of inventory value	$61	$64
Allowance for doubtful accounts	115	127
Accrued expenses	170	471
Accrued bonus	333	305
Deferred revenue-current	293	394
Deferred cost-current	(59)	(44)
Warranty	28	35

Current deferred tax assets	941	1,352

Non-current
Deferred revenue-non-current	137	120
Government subsidies	—	271
Intangible assets amortization	36	73
Intangible assets impairment	45	47
Deferred cost-non-current	(36)	(56)
Property and equipment	61	—
Tax loss carry-forward deferred tax assets	1,901	3,161
Valuation allowance	(1,901)	(3,161)

Non current deferred tax assets	$243	$455

The Group's subsidiaries registered in the PRC have total net operating loss carry forwards of $12,644 as of December 31, 2011 which will expire on various dates between December 31, 2012 and December 31, 2016. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. Valuation allowances have been established because the Group believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2009	2010	2011

Net income before provision for income taxes	$26,532	$43,812	$51,084
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	6,633	10,953	12,771
Expenses not deductible for tax purposes	147	194	230
Effect of income tax exemptions	(5,887)	(8,829)	(6,567)
Effect of income tax rate difference in other jurisdictions	99	1,627	1,901
Change in valuation allowance	269	925	1,427
Withholding tax	—	5,380	—

Income tax expenses	$1,261	$10,250	$9,762

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2009, 2010 and 2011, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expense	$5,887	$8,829	$6,567
Decrease in net income per share-basic	0.10	0.15	0.11
Decrease in net income per share-diluted	$0.10	$0.15	$0.11

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The 2008 EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it from profits earned by the PRC subsidiary after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that will be subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company's Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Under the applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to an investment in a subsidiary. However, recognition is not required in situations where the tax law provides means by which reported amount of that investment in subsidiary can be recovered tax-free and the enterprise expects that it will ultimately use that means.

The 2008 EIT law imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax laws and rules. In November 2010, Super TV distributed $85,185 dividend to its immediate foreign holding company, Golden Benefit, for purpose of special cash dividend distribution to shareholders of the Company (Note 20). Among the total cash dividend of $85,185, $31,382 was attributable to undistributed earnings accumulated prior to January 1, 2008, and the balance of $53,803 was undistributed earnings earned by the Group after January 1, 2008 but prior to January 1, 2010. As a result, withholding tax of $5,380 was imposed.

Because the Company determines that the undistributed earnings of the Company's subsidiaries located in the PRC will be indefinitely reinvested for use in the operation and expansion of its business within PRC, no further deferred tax liability has been accrued for the Chinese dividend withholding tax for the undistributed retained earnings.